Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill Rollforward and by Segment
Balance at January 1,	$ 11,781	$ 5,047	$ 5,008
Acquisitions	39	6,959	0
Impairments	(65)	0	0
Effect of foreign currency translation and other	180	(225)	39
Balance at December 31,	$ 11,935	$ 11,781	$ 5,047